PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 96.0%
Common Stocks 93.2%
Australia 7.0%
Adbri Ltd.	1,446	$3,021
AGL Energy Ltd.	2,640	13,377
ALS Ltd.	1,832	15,397
Altium Ltd.	420	10,783
Alumina Ltd.	10,963	14,894
AMP Ltd.*	16,000	10,023
Ampol Ltd.	969	20,560
Ansell Ltd.	526	10,037
APA Group	4,802	32,663
Appen Ltd.	437	3,023
Aristocrat Leisure Ltd.	2,722	78,968
ASX Ltd.	788	46,700
Atlas Arteria Ltd.	3,695	17,150
Aurizon Holdings Ltd.	6,778	16,884
AusNet Services Ltd.	8,549	15,789
Australia & New Zealand Banking Group Ltd.	11,659	220,494
Bank of Queensland Ltd.	2,651	14,440
Beach Energy Ltd.	8,923	9,437
Bendigo & Adelaide Bank Ltd.	2,099	12,811
BHP Group Ltd. (ASX)(a)	12,070	399,354
BHP Group Ltd. (XLON)	8,555	270,037
BlueScope Steel Ltd.	2,048	26,842
Boral Ltd.*	1,710	7,138
Brambles Ltd.	5,909	40,644
carsales.com Ltd.	1,060	16,728
Challenger Ltd.	2,694	10,988
Charter Hall Group, REIT	1,888	22,618
CIMIC Group Ltd.	367	4,302
Cleanaway Waste Management Ltd.	6,320	12,944
Cochlear Ltd.	261	35,859
Coles Group Ltd.	5,128	59,023
Commonwealth Bank of Australia	7,014	468,213
Computershare Ltd.	2,186	30,370
Crown Resorts Ltd.*	1,446	12,441
CSL Ltd.	1,962	364,523
CSR Ltd.	2,068	8,255
Deterra Royalties Ltd.	1,608	4,925
Dexus, REIT	4,377	31,902
Domain Holdings Australia Ltd.	938	3,153
Domino’s Pizza Enterprises Ltd.	249	18,368
Downer EDI Ltd.	2,850	11,061
Endeavour Group Ltd.	5,160	22,973
Evolution Mining Ltd.	7,241	18,297

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Flight Centre Travel Group Ltd.*	594	$7,022
Fortescue Metals Group Ltd.	6,468	92,225
Glencore PLC*	54,517	283,786
Goodman Group, REIT	7,511	124,164
GPT Group (The), REIT	7,851	27,894
Harvey Norman Holdings Ltd.	2,351	8,211
IDP Education Ltd.	709	14,815
IGO Ltd.	2,394	20,269
Iluka Resources Ltd.	1,737	13,014
Incitec Pivot Ltd.	7,891	18,564
Insignia Financial Ltd.	3,018	7,567
Insurance Australia Group Ltd.	10,026	30,302
JB Hi-Fi Ltd.	462	15,137
Lendlease Corp. Ltd.	2,817	19,912
Macquarie Group Ltd.	1,396	182,779
Magellan Financial Group Ltd.	531	7,052
Medibank Private Ltd.	11,208	24,575
Metcash Ltd.	3,744	10,530
Mineral Resources Ltd.	572	22,795
Mirvac Group, REIT	16,006	29,762
National Australia Bank Ltd.	13,516	261,208
Newcrest Mining Ltd.	3,321	51,249
NEXTDC Ltd.*	1,721	13,202
Northern Star Resources Ltd.	4,626	27,656
Nufarm Ltd.	1,263	4,011
Orica Ltd.	1,682	16,681
Origin Energy Ltd.	7,145	28,556
Orora Ltd.	3,409	8,390
OZ Minerals Ltd.	1,321	23,081
Perpetual Ltd.	224	5,235
Platinum Asset Management Ltd.	2,149	3,787
Pro Medicus Ltd.	163	5,252
Qantas Airways Ltd.*	2,994	10,240
QBE Insurance Group Ltd.	5,994	47,617
Qube Holdings Ltd.	6,019	12,433
Ramsay Health Care Ltd.	711	31,688
REA Group Ltd.	205	21,282
Reece Ltd.	1,025	15,911
Rio Tinto Ltd.	1,510	120,401
Rio Tinto PLC	4,471	313,870
Santos Ltd.	12,506	63,951
Scentre Group, REIT	21,102	44,059
SEEK Ltd.	1,418	29,406
Seven Group Holdings Ltd.	585	9,050

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Australia (cont’d.)
Shopping Centres Australasia Property Group, REIT	5,212	$10,421
Sonic Healthcare Ltd.	1,942	52,472
South32 Ltd.	19,203	53,133
Star Entertainment Group Ltd. (The)*	3,956	9,669
Stockland, REIT	9,706	28,022
Suncorp Group Ltd.	5,218	41,122
Sydney Airport*	5,382	33,072
Tabcorp Holdings Ltd.	8,459	29,580
Telstra Corp. Ltd.	16,940	47,137
TPG Telecom Ltd.	1,473	6,185
Transurban Group	12,370	109,493
Treasury Wine Estates Ltd.	2,938	22,151
Vicinity Centres, REIT	15,439	17,948
Washington H Soul Pattinson & Co. Ltd.	1,090	21,228
Wesfarmers Ltd.	4,637	173,406
Westpac Banking Corp.	15,029	217,021
Whitehaven Coal Ltd.*	4,330	8,323
WiseTech Global Ltd.	348	11,310
Woodside Petroleum Ltd.	3,874	69,284
Woolworths Group Ltd.	4,988	121,798
Worley Ltd.	1,519	12,493
		5,691,268
Austria 0.3%
ams-OSRAM AG*	947	15,875
ANDRITZ AG	268	14,201
Erste Group Bank AG	1,250	58,088
Mondi PLC	1,985	49,649
OMV AG	577	35,125
Raiffeisen Bank International AG	535	14,970
Telekom Austria AG*	558	4,828
Verbund AG	269	28,417
voestalpine AG	497	16,525
		237,678
Belgium 0.8%
Ackermans & van Haaren NV	91	17,553
Ageas SA/NV	723	34,826
Anheuser-Busch InBev SA/NV	3,430	216,054
D’ieteren Group	89	15,520
Elia Group SA/NV	143	19,291
Etablissements Franz Colruyt NV	211	8,569
Galapagos NV*	199	13,405

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Belgium (cont’d.)
Groupe Bruxelles Lambert SA	426	$45,702
KBC Group NV	1,131	98,151
Proximus SADP	654	13,384
Sofina SA	62	24,656
Solvay SA	282	34,105
Telenet Group Holding NV	174	6,682
UCB SA	491	48,893
Umicore SA	843	32,099
Warehouses De Pauw CVA, REIT	573	24,623
		653,513
Brazil 0.0%
Yara International ASA	656	33,748
Cambodia 0.0%
NagaCorp Ltd.	6,600	5,285
Chile 0.0%
Antofagasta PLC	1,407	25,382
China 0.8%
AAC Technologies Holdings, Inc.	2,700	8,245
BeiGene Ltd.*	2,500	43,449
BOC Hong Kong Holdings Ltd.	14,900	57,494
Budweiser Brewing Co. APAC Ltd., 144A	7,000	18,558
China Travel International Investment Hong Kong Ltd.*	16,000	3,310
Chow Tai Fook Jewellery Group Ltd.*	7,200	12,709
ESR Cayman Ltd., 144A*	7,600	25,716
FIH Mobile Ltd.*	7,000	1,075
HUTCHMED China Ltd.*	2,000	10,545
Kerry Logistics Network Ltd.	2,600	6,508
Lee & Man Paper Manufacturing Ltd.	6,000	4,112
Lenovo Group Ltd.	31,000	33,617
Microport Scientific Corp.	2,000	5,798
Minth Group Ltd.	3,300	15,268
MMG Ltd.*	10,000	3,234
Nexteer Automotive Group Ltd.	4,000	4,424
Prosus NV*	3,627	302,918
Shangri-La Asia Ltd.*	5,600	4,385
Shui On Land Ltd.	6,000	850
SITC International Holdings Co. Ltd.	5,000	19,159
Tingyi Cayman Islands Holding Corp.	8,400	17,416
Towngas Smart Energy Co. Ltd.*	6,000	4,434

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Uni-President China Holdings Ltd.	4,600	$4,368
Want Want China Holdings Ltd.	22,000	21,593
Wharf Holdings Ltd. (The)	6,000	20,499
Wilmar International Ltd.	8,500	27,048
		676,732
Denmark 2.1%
Ambu A/S (Class B Stock)	660	13,972
AP Moller - Maersk A/S (Class A Stock)	18	60,424
AP Moller - Maersk A/S (Class B Stock)	23	82,591
Carlsberg A/S (Class B Stock)	396	64,117
Chr Hansen Holding A/S	418	33,487
Coloplast A/S (Class B Stock)	541	78,497
Danske Bank A/S	2,699	52,366
Demant A/S*	433	19,145
DSV A/S	799	162,056
Genmab A/S*	245	83,247
GN Store Nord A/S	529	31,998
H. Lundbeck A/S	247	6,284
Novo Nordisk A/S (Class B Stock)	6,520	649,280
Novozymes A/S (Class B Stock)	808	55,422
Orsted A/S, 144A	767	81,413
Pandora A/S	394	42,714
ROCKWOOL International A/S (Class B Stock)	26	9,942
Royal Unibrew A/S	198	22,727
SimCorp A/S	153	14,225
Tryg A/S	1,251	29,650
Vestas Wind Systems A/S	4,151	111,878
		1,705,435
Finland 1.2%
Elisa OYJ	585	34,290
Fortum OYJ	1,759	47,754
Huhtamaki OYJ	383	15,041
Kesko OYJ (Class B Stock)	1,096	34,520
Kojamo OYJ	801	18,311
Kone OYJ (Class B Stock)	1,616	104,376
Metso Outotec OYJ	2,463	26,285
Neste OYJ	1,692	75,915
Nokia OYJ*	23,135	137,736
Nokian Renkaat OYJ	557	18,835
Nordea Bank Abp	14,965	177,597
Orion OYJ (Class B Stock)	423	17,176

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Finland (cont’d.)
Sampo OYJ (Class A Stock)	2,080	$102,937
Stora Enso OYJ (Class R Stock)	2,334	47,374
UPM-Kymmene OYJ	2,168	78,889
Valmet OYJ	518	19,713
Wartsila OYJ Abp	1,982	24,384
		981,133
France 8.8%
Accor SA*	749	27,490
Adevinta ASA*	1,088	11,546
Aeroports de Paris*	117	15,882
Air Liquide SA	1,902	325,524
Airbus SE*	2,278	291,241
ALD SA, 144A	293	4,380
Alstom SA	1,219	39,656
Amundi SA, 144A	235	18,261
Arkema SA	269	39,798
Atos SE	388	13,854
AXA SA	7,877	248,842
BioMerieux	173	20,284
BNP Paribas SA	4,434	317,362
Bollore SA	4,058	21,877
Bouygues SA	865	30,550
Bureau Veritas SA	1,154	32,895
Capgemini SE	644	144,387
Carrefour SA	2,562	48,886
Cie de Saint-Gobain	1,948	131,769
Cie Generale des Etablissements Michelin SCA	719	120,056
Cie Plastic Omnium SA	226	5,248
CNP Assurances	606	14,982
Covivio, REIT	206	17,224
Credit Agricole SA	5,032	75,665
Danone SA	2,466	153,549
Dassault Aviation SA	110	13,050
Dassault Systemes SE	2,733	131,291
Edenred	1,014	43,489
Eiffage SA	316	33,177
Electricite de France SA	2,244	21,579
Engie SA	6,743	103,206
EssilorLuxottica SA	1,208	228,504
Eurazeo SE	164	13,031
Faurecia SE	456	20,454
Gecina SA, REIT	210	28,470
Getlink SE	1,851	29,189

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Hermes International	127	$190,339
ICADE, REIT	132	9,547
Imerys SA	162	7,443
Ipsen SA	129	12,567
JCDecaux SA*	282	7,695
Kering SA	301	224,366
Klepierre SA, REIT*	767	20,374
La Francaise des Jeux SAEM, 144A	335	13,864
Legrand SA	1,098	111,708
L’Oreal SA	986	419,709
LVMH Moet Hennessy Louis Vuitton SE	1,025	841,658
Neoen SA, 144A*	114	4,051
Orange SA	7,796	91,692
Orpea SA	201	8,811
Pernod Ricard SA	855	182,349
Publicis Groupe SA	930	62,973
Remy Cointreau SA	101	21,030
Renault SA*	750	29,967
Rexel SA*	1,237	27,454
Rubis SCA	353	11,421
Safran SA	1,430	173,050
Sanofi	4,454	465,802
Sartorius Stedim Biotech	98	42,869
SCOR SE	636	21,692
SEB SA	124	18,962
Societe Generale SA	3,158	117,236
Sodexo SA	354	32,887
SOITEC*	86	15,622
Suez SA	555	12,361
Teleperformance	239	89,910
Thales SA	408	37,661
TotalEnergies SE	9,963	566,019
Ubisoft Entertainment SA*	391	22,416
Unibail-Rodamco-Westfield, REIT*	421	32,032
Valeo	977	27,312
Veolia Environnement SA	2,485	89,663
Vinci SA	2,054	225,229
Vivendi SE	2,963	38,859
Wendel SE	102	11,052
Worldline SA, 144A*	995	48,143
		7,224,443
Germany 7.2%
1&1 AG	176	4,690

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
adidas AG	785	$216,040
Allianz SE	1,688	434,039
Aroundtown SA	4,879	30,114
Auto1 Group SE, 144A*	361	6,251
BASF SE	3,766	287,840
Bayer AG	4,027	245,325
Bayerische Motoren Werke AG	1,319	139,292
Bechtle AG	333	19,835
Beiersdorf AG	409	40,671
Brenntag SE	628	53,751
Carl Zeiss Meditec AG	149	23,920
Commerzbank AG*	4,230	36,447
Continental AG*	440	42,447
Covestro AG, 144A	735	44,175
CTS Eventim AG & Co. KGaA*	242	17,137
Daimler Truck Holding AG*	1,709	61,000
Deutsche Bank AG*	8,407	116,798
Deutsche Boerse AG	755	134,095
Deutsche Lufthansa AG*	2,340	18,188
Deutsche Post AG	4,006	240,689
Deutsche Telekom AG	13,851	260,889
Deutsche Wohnen SE	202	8,216
DWS Group GmbH & Co. KGaA, 144A	122	4,922
E.ON SE	8,910	122,763
Evonik Industries AG	777	25,353
Evotec SE*	638	25,683
Fielmann AG	95	6,057
Fraport AG Frankfurt Airport Services Worldwide*	147	9,993
Fresenius Medical Care AG & Co. KGaA	825	55,973
Fresenius SE & Co. KGaA	1,659	68,587
Fuchs Petrolub SE	219	7,309
GEA Group AG	674	31,779
Hannover Rueck SE	245	49,358
HeidelbergCement AG	611	42,387
HelloFresh SE*	665	44,033
Henkel AG & Co. KGaA	412	32,678
HOCHTIEF AG	71	5,515
Infineon Technologies AG	5,334	220,169
KION Group AG	319	29,489
Knorr-Bremse AG	269	27,276
LANXESS AG	333	20,225
LEG Immobilien SE	299	39,651
Mercedes-Benz Group AG	3,459	274,756
Merck KGaA	532	116,322

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
METRO AG	519	$5,287
MTU Aero Engines AG	219	46,602
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	575	181,730
Nemetschek SE	220	20,217
ProSiebenSat.1 Media SE	642	10,001
Puma SE	406	43,331
Rational AG	15	12,582
Rheinmetall AG	179	18,705
RWE AG	2,593	108,987
SAP SE	4,555	569,628
Sartorius AG	9	4,299
Scout24 SE, 144A	329	19,552
Siemens AG	3,088	489,777
Siemens Energy AG*	1,743	39,016
Siemens Healthineers AG, 144A	1,130	72,343
SUSE SA*	147	4,822
Symrise AG	534	63,909
Talanx AG	220	10,521
TeamViewer AG, 144A*	609	9,191
Telefonica Deutschland Holding AG	2,922	8,374
thyssenkrupp AG*	2,018	20,680
Traton SE	207	4,954
TUI AG*	4,247	14,634
Uniper SE	357	16,129
United Internet AG	445	17,453
Vantage Towers AG	379	12,379
Varta AG	51	5,523
Vitesco Technologies Group AG*	83	4,110
Volkswagen AG	131	37,911
Vonovia SE	3,192	181,307
Wacker Chemie AG	62	9,038
Zalando SE, 144A*	887	70,140
		5,875,259
Hong Kong 2.2%
AIA Group Ltd.	49,800	520,569
ASM Pacific Technology Ltd.	1,400	14,071
Bank of East Asia Ltd. (The)	5,200	8,874
Brightoil Petroleum Holdings Ltd.*^	7,000	—
Cafe de Coral Holdings Ltd.	2,000	3,407
Cathay Pacific Airways Ltd.*	3,700	3,088
Champion REIT, REIT	8,000	4,023
CK Asset Holdings Ltd.	8,300	55,401
CK Infrastructure Holdings Ltd.	2,700	16,645

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong (cont’d.)
CLP Holdings Ltd.	6,400	$64,047
Dah Sing Banking Group Ltd.	2,400	2,275
Dah Sing Financial Holdings Ltd.	800	2,602
Dairy Farm International Holdings Ltd.	1,200	3,213
Guotai Junan International Holdings Ltd.	7,000	949
Haitong International Securities Group Ltd.	13,000	2,975
Hang Lung Group Ltd.	3,800	8,468
Hang Lung Properties Ltd.	8,000	17,130
Hang Seng Bank Ltd.	3,000	59,326
Henderson Land Development Co. Ltd.	6,004	26,285
Hong Kong & China Gas Co. Ltd.	44,356	68,394
Hong Kong Exchanges & Clearing Ltd.	5,140	292,676
Hongkong Land Holdings Ltd.	4,700	25,453
Huabao International Holdings Ltd.	4,000	2,490
Hutchison Port Holdings Trust, UTS	15,800	3,736
Hysan Development Co. Ltd.	2,800	8,596
Jardine Matheson Holdings Ltd.	887	52,317
Johnson Electric Holdings Ltd.	1,500	2,549
Kerry Properties Ltd.	2,400	6,782
Lifestyle International Holdings Ltd.*	2,000	1,103
Link REIT, REIT	8,600	73,931
Man Wah Holdings Ltd.	6,800	10,601
Melco International Development Ltd.*	3,600	4,223
MTR Corp. Ltd.	6,000	32,449
New World Development Co. Ltd.	5,900	24,179
NWS Holdings Ltd.	6,000	6,000
PCCW Ltd.	16,000	8,453
Power Assets Holdings Ltd.	5,600	34,473
Shun Tak Holdings Ltd.*	8,000	2,126
Sino Land Co. Ltd.	13,600	17,666
Sun Hung Kai Properties Ltd.	6,000	73,366
Swire Pacific Ltd. (Class A Stock)	2,000	12,096
Swire Pacific Ltd. (Class B Stock)	5,400	5,347
Swire Properties Ltd.	4,000	10,658
Techtronic Industries Co. Ltd.	5,000	82,888
United Energy Group Ltd.	30,000	4,432
Vinda International Holdings Ltd.	1,000	2,694
Vitasoy International Holdings Ltd.	3,000	5,870
VTech Holdings Ltd.	800	6,332
WH Group Ltd., 144A	34,200	22,876
Wharf Real Estate Investment Co. Ltd.	6,500	30,883
Xinyi Glass Holdings Ltd.	8,000	21,536
Yue Yuen Industrial Holdings Ltd.*	2,700	4,558
		1,775,081

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Indonesia 0.0%
First Pacific Co. Ltd.	10,000	$3,857
Golden Agri-Resources Ltd.	25,200	4,595
		8,452
Ireland 0.6%
AIB Group PLC*	3,424	9,054
CRH PLC	3,191	160,791
Flutter Entertainment PLC*	682	103,231
Glanbia PLC	811	11,110
Kerry Group PLC (Class A Stock)	626	78,901
Kingspan Group PLC	615	59,433
Smurfit Kappa Group PLC	1,057	55,824
		478,344
Israel 0.6%
Airport City Ltd.*	285	6,942
Alony Hetz Properties & Investments Ltd.	408	7,626
Amot Investments Ltd.	580	4,911
Ashtrom Group Ltd.	171	4,773
Azrieli Group Ltd.	151	13,672
Bank Hapoalim BM	4,831	50,079
Bank Leumi Le-Israel BM	5,919	63,109
Bezeq The Israeli Telecommunication Corp. Ltd.*	9,576	16,457
Big Shopping Centers Ltd.	39	6,273
Elbit Systems Ltd.	101	16,859
Electra Ltd.	7	5,086
Energix-Renewable Energies Ltd.	729	2,917
Enlight Renewable Energy Ltd.*	3,326	7,514
Fattal Holdings 1998 Ltd.*	30	3,587
First International Bank of Israel Ltd. (The)	211	8,776
Gav-Yam Lands Corp. Ltd.	406	5,150
Gazit-Globe Ltd.	280	2,966
Harel Insurance Investments & Financial Services Ltd.	462	5,374
ICL Group Ltd.	2,821	25,644
Israel Corp. Ltd. (The)*	14	5,701
Israel Discount Bank Ltd. (Class A Stock)	4,737	31,576
Maytronics Ltd.	183	3,918
Melisron Ltd.*	63	5,544
Mivne Real Estate KD Ltd.	2,710	11,575
Mizrahi Tefahot Bank Ltd.	554	21,300
Nice Ltd.*	259	66,237
Nova Ltd.*	113	13,352
OPC Energy Ltd.*	304	3,571

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Israel (cont’d.)
Paz Oil Co. Ltd.*	39	$5,521
Phoenix Holdings Ltd. (The)	494	5,891
Sapiens International Corp. NV	130	4,153
Shapir Engineering and Industry Ltd.	367	3,543
Shikun & Binui Ltd.*	905	5,833
Shufersal Ltd.	463	4,344
Strauss Group Ltd.	145	4,801
Teva Pharmaceutical Industries Ltd.*	4,008	34,079
Tower Semiconductor Ltd.*	424	14,598
		503,252
Italy 2.0%
A2A SpA	5,620	10,667
Amplifon SpA	525	22,330
Assicurazioni Generali SpA	5,234	110,079
Atlantia SpA*	2,001	37,109
Banca Mediolanum SpA	1,104	10,690
Buzzi Unicem SpA	423	8,827
Davide Campari-Milano NV	2,010	25,206
De’ Longhi SpA	276	9,505
DiaSorin SpA	92	14,225
Enel SpA	31,830	243,798
Eni SpA	10,214	153,721
Ferrari NV	500	115,654
FinecoBank Banca Fineco SpA	2,500	42,138
Hera SpA	3,219	13,364
Infrastrutture Wireless Italiane SpA, 144A	1,429	15,375
Interpump Group SpA	314	19,359
Intesa Sanpaolo SpA	68,192	202,140
Italgas SpA	2,028	13,422
Iveco Group NV*	795	8,531
Leonardo SpA*	1,657	12,047
Mediobanca Banca di Credito Finanziario SpA	2,856	32,645
Moncler SpA	874	55,900
Nexi SpA, 144A*	2,396	35,121
Pirelli & C SpA, 144A	2,396	16,922
Poste Italiane SpA, 144A	1,855	24,960
PRADA SpA	2,200	13,534
Prysmian SpA	1,072	36,094
Recordati Industria Chimica e Farmaceutica SpA	394	22,076
Reply SpA	88	14,765
Snam SpA	9,080	50,856
Telecom Italia SpA	43,637	20,534
Telecom Italia SpA, RSP	24,530	10,946

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Terna - Rete Elettrica Nazionale	5,773	$45,264
UniCredit SpA	8,847	141,930
UnipolSai Assicurazioni SpA	1,497	4,363
		1,614,097
Japan 21.4%
ABC-Mart, Inc.	100	4,580
Acom Co. Ltd.	1,200	3,375
Activia Properties, Inc., REIT	3	10,147
Advance Residence Investment Corp., REIT	5	14,715
Advantest Corp.	820	70,434
Aeon Co. Ltd.	2,880	65,822
AEON Financial Service Co. Ltd.	410	4,314
Aeon Mall Co. Ltd.	430	6,226
AEON REIT Investment Corp., REIT	6	7,627
AGC, Inc.	820	37,702
Aica Kogyo Co. Ltd.	280	7,721
Ain Holdings, Inc.	100	5,143
Air Water, Inc.	680	10,380
Aisin Corp.	700	25,509
Ajinomoto Co., Inc.	1,970	54,957
Alfresa Holdings Corp.	650	9,276
Alps Alpine Co. Ltd.	800	8,728
Amada Co. Ltd.	1,100	10,696
Amano Corp.	310	6,242
ANA Holdings, Inc.*	650	13,755
Anritsu Corp.	560	7,703
Aozora Bank Ltd.	420	9,447
Ariake Japan Co. Ltd.	70	3,720
As One Corp.	120	5,947
Asahi Group Holdings Ltd.	1,740	71,392
Asahi Intecc Co. Ltd.	800	13,647
Asahi Kasei Corp.	5,050	49,972
Asics Corp.	700	13,666
ASKUL Corp.	200	2,437
Astellas Pharma, Inc.	7,530	121,816
Azbil Corp.	600	23,574
Bandai Namco Holdings, Inc.	820	57,887
Bank of Kyoto Ltd. (The)	340	15,908
BayCurrent Consulting, Inc.	40	15,154
Benefit One, Inc.	300	9,113
Benesse Holdings, Inc.	320	6,243
Bic Camera, Inc.	600	5,250
Bridgestone Corp.	2,350	103,553

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Brother Industries Ltd.	900	$16,688
Calbee, Inc.	340	7,814
Canon Marketing Japan, Inc.	160	3,278
Canon, Inc.	4,080	96,973
Capcom Co. Ltd.	800	19,628
Casio Computer Co. Ltd.	800	10,040
Central Japan Railway Co.	704	93,651
Chiba Bank Ltd. (The)	2,200	14,295
Chubu Electric Power Co., Inc.	2,700	26,963
Chugai Pharmaceutical Co. Ltd.	2,620	85,181
Chugoku Bank Ltd. (The)	650	5,312
Chugoku Electric Power Co., Inc. (The)	1,080	8,480
Coca-Cola Bottlers Japan Holdings, Inc.	540	6,319
COMSYS Holdings Corp.	400	9,545
Concordia Financial Group Ltd.	4,200	17,305
Cosmo Energy Holdings Co. Ltd.	200	4,016
Cosmos Pharmaceutical Corp.	40	5,000
Credit Saison Co. Ltd.	650	7,283
CyberAgent, Inc.	1,460	17,137
Dai Nippon Printing Co. Ltd.	1,150	27,759
Daicel Corp.	980	7,269
Daido Steel Co. Ltd.	160	6,191
Daifuku Co. Ltd.	400	27,896
Dai-ichi Life Holdings, Inc.	4,250	95,853
Daiichi Sankyo Co. Ltd.	7,660	172,877
Daiichikosho Co. Ltd.	230	6,517
Daikin Industries Ltd.	1,090	229,104
Daio Paper Corp.	300	4,907
Daito Trust Construction Co. Ltd.	296	33,996
Daiwa House Industry Co. Ltd.	2,670	78,088
Daiwa House REIT Investment Corp., REIT	9	26,824
Daiwa Office Investment Corp., REIT	1	6,267
Daiwa Securities Group, Inc.	5,800	35,045
DeNA Co. Ltd.	410	6,384
Denka Co. Ltd.	390	13,810
Denso Corp.	1,880	140,754
Dentsu Group, Inc.	930	31,252
DIC Corp.	400	10,285
Disco Corp.	100	27,656
DMG Mori Co. Ltd.	400	6,371
Dowa Holdings Co. Ltd.	170	7,374
East Japan Railway Co.	1,530	88,037
Ebara Corp.	400	19,666
Eisai Co. Ltd.	1,064	53,465

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Elecom Co. Ltd.	200	$2,430
Electric Power Development Co. Ltd.	700	9,183
ENEOS Holdings, Inc.	12,160	48,523
EXEO Group, Inc.	390	7,921
Ezaki Glico Co. Ltd.	210	6,818
Fancl Corp.	300	7,663
FANUC Corp.	803	159,686
Fast Retailing Co. Ltd.	215	126,475
Food & Life Cos. Ltd.	400	12,033
FP Corp.	180	5,777
Fuji Electric Co. Ltd.	500	26,936
Fuji Kyuko Co. Ltd.	100	3,601
Fuji Media Holdings, Inc.	200	2,025
Fuji Oil Holdings, Inc.	160	3,237
FUJIFILM Holdings Corp.	1,510	101,602
Fujitsu General Ltd.	300	6,116
Fujitsu Ltd.	730	96,670
Fukuoka Financial Group, Inc.	660	12,999
Fukuyama Transporting Co. Ltd.	120	3,785
Furukawa Electric Co. Ltd.	200	4,114
Fuyo General Lease Co. Ltd.	100	6,654
GLP J-REIT, REIT	18	29,007
GMO internet, Inc.	300	6,435
GMO Payment Gateway, Inc.	190	16,585
Goldwin, Inc.	142	7,376
GS Yuasa Corp.	300	6,451
GungHo Online Entertainment, Inc.	120	2,527
H.U. Group Holdings, Inc.	240	6,098
Hachijuni Bank Ltd. (The)	1,390	5,144
Hakuhodo DY Holdings, Inc.	900	13,814
Hamamatsu Photonics KK	550	28,204
Hankyu Hanshin Holdings, Inc.	870	25,463
Haseko Corp.	970	12,339
Heiwa Corp.	200	3,195
Hikari Tsushin, Inc.	80	9,614
Hino Motors Ltd.	1,100	9,635
Hirogin Holdings, Inc.	1,100	6,425
Hirose Electric Co. Ltd.	145	21,703
Hisamitsu Pharmaceutical Co., Inc.	310	9,453
Hitachi Construction Machinery Co. Ltd.	420	10,819
Hitachi Ltd.	3,830	199,840
Hitachi Metals Ltd.*	800	14,424
Hitachi Transport System Ltd.	150	6,868
Honda Motor Co. Ltd.	6,940	204,543

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Horiba Ltd.	150	$8,085
Hoshizaki Corp.	220	16,298
House Foods Group, Inc.	340	8,739
Hoya Corp.	1,460	190,261
Hulic Co. Ltd.	1,710	16,615
Ibiden Co. Ltd.	460	25,689
Ichigo, Inc.	600	1,477
Idemitsu Kosan Co. Ltd.	947	24,267
IHI Corp.	530	10,749
Iida Group Holdings Co. Ltd.	530	11,080
Industrial & Infrastructure Fund Investment Corp., REIT	7	11,730
Information Services International-Dentsu Ltd.	100	3,121
INFRONEER Holdings, Inc.	728	6,738
Inpex Corp.	3,500	35,282
Internet Initiative Japan, Inc.	200	6,640
IR Japan Holdings Ltd.	50	2,220
Isetan Mitsukoshi Holdings Ltd.	1,400	11,092
Isuzu Motors Ltd.	2,000	24,763
Ito En Ltd.	230	12,389
ITOCHU Corp.	5,500	176,917
Itochu Techno-Solutions Corp.	380	10,357
Itoham Yonekyu Holdings, Inc.	400	2,352
Iwatani Corp.	250	11,833
Iyo Bank Ltd. (The)	970	5,037
Izumi Co. Ltd.	200	5,560
J Front Retailing Co. Ltd.	900	8,135
Japan Airlines Co. Ltd.*	560	10,597
Japan Airport Terminal Co. Ltd.*	250	10,911
Japan Aviation Electronics Industry Ltd.	220	3,525
Japan Exchange Group, Inc.	2,100	43,330
Japan Hotel REIT Investment Corp., REIT	17	8,303
Japan Logistics Fund, Inc., REIT	4	11,084
Japan Metropolitan Fund Investment Corp., REIT	26	21,917
Japan Post Bank Co. Ltd.	1,500	14,776
Japan Post Holdings Co. Ltd.	8,950	76,538
Japan Post Insurance Co. Ltd.	900	15,770
Japan Prime Realty Investment Corp., REIT	4	13,052
Japan Real Estate Investment Corp., REIT	6	33,101
Japan Tobacco, Inc.	4,830	96,715
JCR Pharmaceuticals Co. Ltd.	200	3,513
Jeol Ltd.	200	10,917
JFE Holdings, Inc.	1,980	25,446
JGC Holdings Corp.	880	8,705
JSR Corp.	800	26,557

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
JTEKT Corp.	900	$7,872
Justsystems Corp.	160	6,925
Kadokawa Corp.	400	8,322
Kagome Co. Ltd.	300	7,806
Kajima Corp.	1,700	20,632
Kakaku.com, Inc.	550	11,400
Kaken Pharmaceutical Co. Ltd.	150	5,366
Kamigumi Co. Ltd.	380	7,339
Kandenko Co. Ltd.	400	2,979
Kaneka Corp.	230	7,532
Kansai Electric Power Co., Inc. (The)	2,770	26,143
Kansai Paint Co. Ltd.	780	16,260
Kao Corp.	1,930	96,786
Kawasaki Heavy Industries Ltd.	590	11,516
Kawasaki Kisen Kaisha Ltd.*	400	25,097
KDDI Corp.	6,860	219,371
Keihan Holdings Co. Ltd.	410	9,578
Keikyu Corp.	1,000	10,286
Keio Corp.	460	20,810
Keisei Electric Railway Co. Ltd.	550	15,631
Kenedix Office Investment Corp., REIT	2	12,116
Kewpie Corp.	460	9,508
Keyence Corp.	731	375,948
Kikkoman Corp.	810	61,586
Kinden Corp.	500	7,166
Kintetsu Group Holdings Co. Ltd.*	760	22,220
Kirin Holdings Co. Ltd.	3,100	49,897
Kobayashi Pharmaceutical Co. Ltd.	280	21,805
Kobe Bussan Co. Ltd.	200	6,212
Kobe Steel Ltd.	1,200	5,710
Koei Tecmo Holdings Co. Ltd.	360	13,059
Koito Manufacturing Co. Ltd.	480	24,116
Kokuyo Co. Ltd.	300	4,387
Komatsu Ltd.	3,710	92,098
Konami Holdings Corp.	400	21,679
Konica Minolta, Inc.	1,600	6,789
Kose Corp.	130	11,897
Kotobuki Spirits Co. Ltd.	70	2,860
K’s Holdings Corp.	600	5,904
Kubota Corp.	4,450	95,977
Kuraray Co. Ltd.	1,400	12,621
Kurita Water Industries Ltd.	460	18,726
Kusuri no Aoki Holdings Co. Ltd.	100	5,977
Kyocera Corp.	1,300	80,518

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Kyowa Kirin Co. Ltd.	1,020	$25,448
Kyudenko Corp.	150	3,851
Kyushu Electric Power Co., Inc.	1,800	13,338
Kyushu Financial Group, Inc.	1,500	5,798
Kyushu Railway Co.	570	11,952
LaSalle Logiport REIT, REIT	7	11,177
Lasertec Corp.	300	67,714
Lawson, Inc.	250	10,997
Lintec Corp.	240	5,601
Lion Corp.	940	12,292
Lixil Corp.	1,120	25,669
M3, Inc.	1,720	66,089
Mabuchi Motor Co. Ltd.	260	8,207
Makita Corp.	1,050	39,415
Mani, Inc.	280	4,042
Marubeni Corp.	6,400	66,597
Marui Group Co. Ltd.	780	15,121
Maruichi Steel Tube Ltd.	270	6,026
Maruwa Unyu Kikan Co. Ltd.	200	2,284
Matsui Securities Co. Ltd.	300	2,100
MatsukiyoCocokara & Co.	540	18,542
Mazda Motor Corp.*	2,100	16,354
Mebuki Financial Group, Inc.	3,400	7,611
Medipal Holdings Corp.	600	10,825
MEIJI Holdings Co. Ltd.	566	35,386
Menicon Co. Ltd.	200	4,438
MINEBEA MITSUMI, Inc.	1,600	39,414
MISUMI Group, Inc.	1,150	37,417
Mitsubishi Chemical Holdings Corp.	5,200	41,079
Mitsubishi Corp.	4,880	165,936
Mitsubishi Electric Corp.	8,030	102,140
Mitsubishi Estate Co. Ltd.	4,470	64,933
Mitsubishi Gas Chemical Co., Inc.	720	13,885
Mitsubishi HC Capital, Inc.	2,423	12,540
Mitsubishi Heavy Industries Ltd.	1,110	30,313
Mitsubishi Logistics Corp.	290	7,035
Mitsubishi Materials Corp.	510	9,111
Mitsubishi Motors Corp.*	2,100	5,994
Mitsubishi Shokuhin Co. Ltd.	100	2,458
Mitsubishi UFJ Financial Group, Inc.	50,400	304,115
Mitsui & Co. Ltd.	6,500	163,271
Mitsui Chemicals, Inc.	740	19,859
Mitsui Fudosan Co. Ltd.	3,660	78,855
Mitsui Fudosan Logistics Park, Inc., REIT	2	9,829

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Mitsui Mining & Smelting Co. Ltd.	200	$5,654
Mitsui OSK Lines Ltd.	470	36,553
Miura Co. Ltd.	430	12,752
Mizuho Financial Group, Inc.	10,330	140,357
MonotaRO Co. Ltd.	920	15,162
Mori Hills REIT Investment Corp., REIT	6	7,362
Morinaga & Co. Ltd.	140	4,462
Morinaga Milk Industry Co. Ltd.	210	10,188
MS&AD Insurance Group Holdings, Inc.	1,910	65,660
Murata Manufacturing Co. Ltd.	2,370	178,889
Nabtesco Corp.	480	15,065
Nagase & Co. Ltd.	400	6,413
Nagoya Railroad Co. Ltd.*	760	12,055
Nankai Electric Railway Co. Ltd.	430	8,569
NEC Corp.	1,150	44,743
NEC Networks & System Integration Corp.	300	4,338
NET One Systems Co. Ltd.	360	8,549
Nexon Co. Ltd.	1,690	31,862
NGK Insulators Ltd.	1,030	17,533
NGK Spark Plug Co. Ltd.	810	13,878
NH Foods Ltd.	400	15,503
NHK Spring Co. Ltd.	680	5,372
Nichirei Corp.	500	11,493
Nidec Corp.	1,890	168,379
Nifco, Inc.	350	10,212
Nihon Kohden Corp.	300	7,976
Nihon M&A Center Holdings, Inc.	1,000	15,728
Nihon Unisys Ltd.	300	7,904
Nikon Corp.	1,150	12,004
Nintendo Co. Ltd.	430	210,868
Nippon Accommodations Fund, Inc., REIT	2	10,842
Nippon Building Fund, Inc., REIT	6	34,832
Nippon Electric Glass Co. Ltd.	330	8,279
NIPPON EXPRESS HOLDINGS, Inc.	270	16,132
Nippon Kayaku Co. Ltd.	700	6,955
Nippon Paint Holdings Co. Ltd.	3,050	24,459
Nippon Prologis REIT, Inc., REIT	9	28,113
Nippon Sanso Holdings Corp.	590	11,747
Nippon Shinyaku Co. Ltd.	200	13,099
Nippon Shokubai Co. Ltd.	130	6,147
Nippon Steel Corp.	3,330	54,253
Nippon Telegraph & Telephone Corp.	4,920	140,515
Nippon Television Holdings, Inc.	200	2,093
Nippon Yusen KK	650	51,027

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Nipro Corp.	500	$4,644
Nishi-Nippon Railroad Co. Ltd.	380	8,517
Nissan Chemical Corp.	610	33,306
Nissan Motor Co. Ltd.*	7,400	39,635
Nisshin Seifun Group, Inc.	960	13,529
Nissin Foods Holdings Co. Ltd.	350	24,842
Nitori Holdings Co. Ltd.	332	47,737
Nitto Denko Corp.	600	46,990
Noevir Holdings Co. Ltd.	100	4,531
NOF Corp.	300	13,766
NOK Corp.	450	4,819
Nomura Holdings, Inc.	12,300	54,373
Nomura Real Estate Holdings, Inc.	430	10,087
Nomura Real Estate Master Fund, Inc., REIT	17	23,577
Nomura Research Institute Ltd.	1,060	37,159
NS Solutions Corp.	130	3,708
NSK Ltd.	1,800	12,352
NTT Data Corp.	2,600	50,011
Obayashi Corp.	2,600	21,186
OBIC Business Consultants Co. Ltd.	160	6,063
Obic Co. Ltd.	250	41,453
Odakyu Electric Railway Co. Ltd.	1,240	22,013
Oji Holdings Corp.	3,300	17,572
OKUMA Corp.	150	6,591
Olympus Corp.	4,330	96,816
Omron Corp.	770	56,592
Ono Pharmaceutical Co. Ltd.	1,780	43,228
Open House Group Co. Ltd.	310	16,043
Oracle Corp.	150	11,193
Orient Corp.	1,800	1,933
Oriental Land Co. Ltd.	770	134,451
ORIX Corp.	5,000	103,665
Orix JREIT, Inc., REIT	10	14,355
Osaka Gas Co. Ltd.	1,540	26,247
OSG Corp.	260	4,595
Otsuka Corp.	490	19,932
Otsuka Holdings Co. Ltd.	1,710	58,753
PALTAC Corp.	200	7,714
Pan Pacific International Holdings Corp.	1,700	22,898
Panasonic Corp.	8,760	96,701
Park24 Co. Ltd.*	420	6,395
Penta-Ocean Construction Co. Ltd.	1,200	6,701
PeptiDream, Inc.*	370	6,662
Persol Holdings Co. Ltd.	650	16,808

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Pigeon Corp.	460	$8,952
Pola Orbis Holdings, Inc.	310	4,635
Rakus Co. Ltd.	400	8,077
Rakuten Group, Inc.	3,150	27,388
Recruit Holdings Co. Ltd.	5,550	273,601
Relo Group, Inc.	400	7,235
Renesas Electronics Corp.*	4,080	47,829
Rengo Co. Ltd.	800	5,977
RENOVA, Inc.*	200	2,843
Resona Holdings, Inc.	8,710	37,544
Resorttrust, Inc.	220	3,540
Ricoh Co. Ltd.	2,600	21,992
Rinnai Corp.	160	14,355
Rohm Co. Ltd.	360	30,606
Rohto Pharmaceutical Co. Ltd.	400	11,048
Ryohin Keikaku Co. Ltd.	880	12,646
Sankyo Co. Ltd.	160	4,119
Sankyu, Inc.	200	7,256
Sansan, Inc.*	400	4,413
Santen Pharmaceutical Co. Ltd.	1,400	15,874
Sanwa Holdings Corp.	760	8,254
Sapporo Holdings Ltd.	300	5,852
Sawai Group Holdings Co. Ltd.	150	5,683
SBI Holdings, Inc.	1,000	26,032
SCREEN Holdings Co. Ltd.	130	13,195
SCSK Corp.	480	8,152
Secom Co. Ltd.	800	56,551
Sega Sammy Holdings, Inc.	770	12,962
Seibu Holdings, Inc.*	900	8,843
Seiko Epson Corp.	1,000	15,585
Seino Holdings Co. Ltd.	600	5,976
Sekisui Chemical Co. Ltd.	1,300	22,821
Sekisui House Ltd.	2,280	46,354
Sekisui House Reit, Inc., REIT	15	10,194
Seven & i Holdings Co. Ltd.	3,150	153,704
Seven Bank Ltd.	2,000	4,224
SG Holdings Co. Ltd.	1,700	36,127
Sharp Corp.	740	8,272
SHIFT, Inc.*	30	4,985
Shikoku Electric Power Co., Inc.	600	4,165
Shimadzu Corp.	1,080	39,154
Shimamura Co. Ltd.	100	9,181
Shimano, Inc.	330	73,989
Shimizu Corp.	2,100	14,016

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Shin-Etsu Chemical Co. Ltd.	1,620	$272,252
Shinko Electric Industries Co. Ltd.	300	13,935
Shinsei Bank Ltd.	380	7,067
Shionogi & Co. Ltd.	1,140	64,086
Ship Healthcare Holdings, Inc.	300	6,731
Shiseido Co. Ltd.	1,650	83,569
Shizuoka Bank Ltd. (The)	1,860	14,667
SHO-BOND Holdings Co. Ltd.	182	8,007
Shochiku Co. Ltd.*	50	5,185
Showa Denko KK	700	14,660
Skylark Holdings Co. Ltd.	900	11,746
SMC Corp.	225	125,799
SMS Co. Ltd.	200	5,475
SoftBank Corp.	11,100	138,924
SoftBank Group Corp.	5,450	241,937
Sohgo Security Services Co. Ltd.	320	11,638
Sojitz Corp.	880	13,792
Sompo Holdings, Inc.	1,360	63,710
Sony Group Corp.	5,100	576,888
Sotetsu Holdings, Inc.	360	6,648
Square Enix Holdings Co. Ltd.	330	16,227
Stanley Electric Co. Ltd.	640	15,018
Subaru Corp.	2,370	43,384
Sugi Holdings Co. Ltd.	150	8,818
SUMCO Corp.	1,130	20,939
Sumitomo Bakelite Co. Ltd.	200	9,672
Sumitomo Chemical Co. Ltd.	5,800	29,453
Sumitomo Corp.	4,580	71,243
Sumitomo Dainippon Pharma Co. Ltd.	700	7,643
Sumitomo Electric Industries Ltd.	3,070	41,037
Sumitomo Forestry Co. Ltd.	500	8,803
Sumitomo Heavy Industries Ltd.	410	10,822
Sumitomo Metal Mining Co. Ltd.	960	44,294
Sumitomo Mitsui Financial Group, Inc.	5,270	189,372
Sumitomo Mitsui Trust Holdings, Inc.	1,480	51,514
Sumitomo Realty & Development Co. Ltd.	1,600	49,887
Sumitomo Rubber Industries Ltd.	700	7,294
Sundrug Co. Ltd.	320	8,081
Suntory Beverage & Food Ltd.	520	20,015
Suzuken Co. Ltd.	330	9,818
Suzuki Motor Corp.	1,920	82,175
Sysmex Corp.	760	72,356
T&D Holdings, Inc.	2,100	31,108
Taiheiyo Cement Corp.	430	8,554

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Taisei Corp.	650	$21,367
Taisho Pharmaceutical Holdings Co. Ltd.	180	8,847
Taiyo Yuden Co. Ltd.	500	24,447
Takara Bio, Inc.	230	4,593
Takara Holdings, Inc.	700	6,810
Takashimaya Co. Ltd.	600	5,722
Takeda Pharmaceutical Co. Ltd.	6,233	181,174
TBS Holdings, Inc.	170	2,552
TDK Corp.	1,510	54,863
TechnoPro Holdings, Inc.	440	11,317
Teijin Ltd.	740	9,357
Terumo Corp.	2,760	101,021
THK Co. Ltd.	470	11,756
TIS, Inc.	900	23,690
Tobu Railway Co. Ltd.	830	19,532
Toda Corp.	800	5,196
Toho Co. Ltd.	520	20,193
Toho Gas Co. Ltd.	370	10,164
Tohoku Electric Power Co., Inc.	1,780	12,539
Tokai Carbon Co. Ltd.	800	8,330
Tokai Rika Co. Ltd.	240	3,149
Tokio Marine Holdings, Inc.	2,670	160,170
Tokuyama Corp.	300	4,802
Tokyo Century Corp.	260	12,852
Tokyo Electric Power Co. Holdings, Inc.*	5,800	15,489
Tokyo Electron Ltd.	600	293,939
Tokyo Gas Co. Ltd.	1,640	33,102
Tokyo Ohka Kogyo Co. Ltd.	150	8,913
Tokyo Tatemono Co. Ltd.	770	11,559
Tokyu Corp.	1,900	25,399
Tokyu Fudosan Holdings Corp.	2,200	12,091
TOPPAN, Inc.	1,050	20,061
Toray Industries, Inc.	6,190	39,660
Toshiba Corp.	1,760	72,764
Toshiba TEC Corp.	100	3,775
Tosoh Corp.	1,050	16,527
TOTO Ltd.	630	27,189
Toyo Seikan Group Holdings Ltd.	570	6,939
Toyo Suisan Kaisha Ltd.	370	15,187
Toyo Tire Corp.	400	5,691
Toyoda Gosei Co. Ltd.	310	6,518
Toyota Boshoku Corp.	280	4,968
Toyota Industries Corp.	680	53,367
Toyota Motor Corp.	50,650	997,334

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Toyota Tsusho Corp.	960	$38,998
Trend Micro, Inc.	490	25,935
TS Tech Co. Ltd.	360	4,760
Tsumura & Co.	280	7,948
Tsuruha Holdings, Inc.	160	12,887
TV ASAhi Holdings Corp.	70	910
Ube Industries Ltd.	400	7,246
Ulvac, Inc.	200	10,257
Unicharm Corp.	1,640	63,532
United Urban Investment Corp., REIT	11	12,989
Ushio, Inc.	400	6,248
USS Co. Ltd.	800	13,078
Welcia Holdings Co. Ltd.	420	11,331
West Japan Railway Co.	1,010	42,525
Yakult Honsha Co. Ltd.	600	30,455
Yamada Holdings Co. Ltd.	2,700	9,138
Yamaguchi Financial Group, Inc.	900	5,602
Yamaha Corp.	620	28,456
Yamaha Motor Co. Ltd.	1,200	28,757
Yamato Holdings Co. Ltd.	1,430	30,606
Yamato Kogyo Co. Ltd.	200	6,152
Yamazaki Baking Co. Ltd.	500	7,151
Yaoko Co. Ltd.	100	5,792
Yaskawa Electric Corp.	1,120	47,187
Yokogawa Electric Corp.	900	14,781
Yokohama Rubber Co. Ltd. (The)	470	6,882
Z Holdings Corp.	10,750	54,699
Zenkoku Hosho Co. Ltd.	200	8,977
Zensho Holdings Co. Ltd.	400	9,616
Zeon Corp.	600	6,988
ZOZO, Inc.	490	13,113
		17,506,685
Jordan 0.0%
Hikma Pharmaceuticals PLC	693	19,359
Luxembourg 0.2%
ArcelorMittal SA	2,536	75,347
Eurofins Scientific SE	491	49,235
L’Occitane International SA	1,750	6,906
RTL Group SA	157	8,841
		140,329

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Macau 0.1%
Galaxy Entertainment Group Ltd.*	8,500	$49,611
MGM China Holdings Ltd.*	3,100	2,067
Sands China Ltd.*	10,000	27,912
SJM Holdings Ltd.*	7,600	4,926
Wynn Macau Ltd.*	6,000	5,473
		89,989
Mexico 0.0%
Fresnillo PLC	723	6,104
Netherlands 4.6%
Aalberts NV	391	23,902
ABN AMRO Bank NV, 144A, CVA	1,683	27,167
Adyen NV, 144A*	119	241,525
Aegon NV	7,252	41,028
Akzo Nobel NV	747	77,234
Argenx SE*	209	55,990
ASM International NV	195	67,063
ASML Holding NV	1,605	1,086,165
ASR Nederland NV	552	25,711
BE Semiconductor Industries NV	294	24,726
CTP NV, 144A	239	4,871
Euronext NV, 144A	334	32,055
EXOR NV	426	35,661
Heineken Holding NV	430	37,724
Heineken NV	980	105,175
IMCD NV	232	39,984
ING Groep NV	15,998	237,009
JDE Peet’s NV	307	9,196
Koninklijke Ahold Delhaize NV	4,010	129,744
Koninklijke DSM NV	683	128,311
Koninklijke KPN NV	13,460	44,283
Koninklijke Philips NV	3,721	123,353
Koninklijke Vopak NV	270	9,279
NN Group NV	1,273	71,175
Randstad NV	449	29,253
Shell PLC	31,803	806,934
Signify NV, 144A	511	27,081
Universal Music Group NV	3,036	74,652
Wolters Kluwer NV	1,051	107,108
		3,723,359

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
New Zealand 0.3%
a2 Milk Co. Ltd. (The)*	2,998	$11,034
Air New Zealand Ltd.*	2,803	2,669
Auckland International Airport Ltd.*	4,810	22,699
Contact Energy Ltd.	3,188	16,492
Fisher & Paykel Healthcare Corp. Ltd.	2,313	42,359
Fletcher Building Ltd.	3,406	14,502
Infratil Ltd.	2,162	10,800
Kiwi Property Group Ltd.	6,110	4,561
Mainfreight Ltd.	315	17,347
Mercury NZ Ltd.	2,799	10,271
Meridian Energy Ltd.	4,689	13,485
Ryman Healthcare Ltd.	1,581	10,367
SKYCITY Entertainment Group Ltd.	3,080	5,548
Spark New Zealand Ltd.	7,601	21,745
Xero Ltd.*	509	41,214
		245,093
Norway 0.6%
Aker ASA (Class A Stock)	99	8,471
Aker BP ASA	513	17,837
DNB Bank ASA	4,164	99,199
Equinor ASA	3,951	108,977
Gjensidige Forsikring ASA	640	15,632
Leroy Seafood Group ASA	1,003	8,367
Mowi ASA	1,798	44,087
Norsk Hydro ASA	5,438	41,976
Orkla ASA	3,093	29,559
Salmar ASA	241	16,407
Schibsted ASA (Class A Stock)	292	8,640
Schibsted ASA (Class B Stock)	371	9,710
Telenor ASA	2,577	42,593
TOMRA Systems ASA	476	23,796
		475,251
Poland 0.3%
Allegro.eu SA, 144A*	1,488	13,781
Bank Polska Kasa Opieki SA	637	21,224
CD Projekt SA	262	11,720
Cyfrowy Polsat SA	1,109	8,562
Dino Polska SA, 144A*	185	14,267
InPost SA*	777	6,326
KGHM Polska Miedz SA	561	19,357
LPP SA	5	19,506

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland (cont’d.)
Polski Koncern Naftowy ORLEN SA	1,263	$22,069
Polskie Gornictwo Naftowe i Gazownictwo SA	6,683	8,725
Powszechna Kasa Oszczednosci Bank Polski SA*	3,537	41,399
Powszechny Zaklad Ubezpieczen SA	2,300	20,489
Santander Bank Polska SA	113	9,717
		217,142
Portugal 0.1%
EDP - Energias de Portugal SA	11,420	58,633
Galp Energia SGPS SA	2,113	23,345
Jeronimo Martins SGPS SA	1,119	27,028
		109,006
Russia 0.1%
Coca-Cola HBC AG*	794	26,248
Evraz PLC	2,361	15,898
Polymetal International PLC	1,448	20,751
		62,897
Saudi Arabia 0.1%
Delivery Hero SE, 144A*	765	58,770
Singapore 1.2%
Ascendas Real Estate Investment Trust, REIT	13,416	27,518
Ascott Residence Trust, UTS	7,800	5,907
BOC Aviation Ltd., 144A	800	6,735
CapitaLand Integrated Commercial Trust, REIT	19,388	27,966
Capitaland Investment Ltd.*	10,500	27,027
City Developments Ltd.	1,900	9,985
ComfortDelGro Corp. Ltd.	8,000	8,082
DBS Group Holdings Ltd.	7,391	194,228
Frasers Logistics & Commercial Trust, REIT	11,500	11,695
Genting Singapore Ltd.	23,800	13,026
Jardine Cycle & Carriage Ltd.	490	7,374
Kenon Holdings Ltd.	73	4,108
Keppel Corp. Ltd.	5,900	24,862
Keppel DC REIT, REIT	4,900	7,787
Keppel REIT, REIT	7,700	6,397
Mapletree Commercial Trust, REIT	9,200	12,310
Mapletree Industrial Trust, REIT	7,100	13,250
Mapletree Logistics Trust, REIT	11,900	14,954
Mapletree North Asia Commercial Trust, REIT	9,900	7,941

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
NetLink NBN Trust, UTS	11,900	$8,560
Olam International Ltd.	2,400	3,002
Oversea-Chinese Banking Corp. Ltd.	14,473	134,492
SATS Ltd.*	2,600	7,562
Sembcorp Industries Ltd.	4,100	6,961
Sembcorp Marine Ltd.*	59,735	3,647
SIA Engineering Co. Ltd.*	1,000	1,592
Singapore Airlines Ltd.*	5,300	19,769
Singapore Exchange Ltd.	3,400	23,564
Singapore Post Ltd.	8,800	4,151
Singapore Press Holdings Ltd.	6,100	10,567
Singapore Technologies Engineering Ltd.	6,300	17,490
Singapore Telecommunications Ltd.	30,600	55,361
StarHub Ltd.	2,900	2,778
STMicroelectronics NV	2,599	122,138
Suntec Real Estate Investment Trust, REIT	8,000	9,040
United Overseas Bank Ltd.	5,357	119,719
UOL Group Ltd.	2,000	10,846
Venture Corp. Ltd.	1,100	14,416
Wing Tai Holdings Ltd.	1,500	1,961
		1,008,768
South Africa 0.3%
Anglo American PLC	5,001	218,321
Scatec ASA, 144A	432	6,396
		224,717
South Korea 4.4%
Alteogen, Inc.*	111	4,533
Amorepacific Corp.*	130	16,888
Amorepacific Group*	118	4,030
BGF retail Co. Ltd.*	25	3,341
BNK Financial Group, Inc.*	1,143	7,670
Celltrion Healthcare Co. Ltd.	301	15,904
Celltrion Pharm, Inc.*	77	5,377
Celltrion, Inc.	438	55,117
Cheil Worldwide, Inc.	277	5,064
CJ CheilJedang Corp.*	33	9,471
CJ Corp.*	48	3,184
CJ ENM Co. Ltd.*	39	4,063
CJ Logistics Corp.*	27	2,612
Coway Co. Ltd.*	215	12,379
Daewoo Engineering & Construction Co. Ltd.*	691	3,285

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	207	$3,451
DB Insurance Co. Ltd.*	180	8,991
DGB Financial Group, Inc.*	628	4,841
DL E&C Co. Ltd.*	58	5,670
DL Holdings Co. Ltd.*	73	3,415
Dongsuh Cos., Inc.	129	2,712
Doosan Bobcat, Inc.*	106	3,316
Doosan Heavy Industries & Construction Co. Ltd.*	1,383	21,013
Ecopro BM Co. Ltd.	36	10,158
E-MART, Inc.	76	8,397
F&F Co. Ltd.*	13	9,027
Fila Holdings Corp.*	204	5,025
Green Cross Corp.*	23	3,348
GS Engineering & Construction Corp.*	239	7,868
GS Holdings Corp.*	195	6,251
GS Retail Co. Ltd.*	173	3,893
Hana Financial Group, Inc.	1,176	44,214
Hanjin Kal Corp.*	87	3,787
Hankook Tire & Technology Co. Ltd.*	268	7,484
Hanmi Pharm Co. Ltd.*	27	5,572
Hanmi Science Co. Ltd.*	57	2,132
Hanon Systems	660	5,908
Hanssem Co. Ltd.*	34	2,060
Hanwha Aerospace Co. Ltd.*	142	5,725
Hanwha Corp.*	141	3,512
Hanwha Life Insurance Co. Ltd.*	760	1,880
Hanwha Solutions Corp.*	368	10,210
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)*	154	1,866
Helixmith Co. Ltd.*	132	2,282
Hite Jinro Co. Ltd.*	102	2,516
HLB, Inc.*	379	10,112
HMM Co. Ltd.*	1,420	26,051
Hotel Shilla Co. Ltd.	128	7,805
HYBE Co. Ltd.*	74	15,122
Hyundai Department Store Co. Ltd.*	60	3,618
Hyundai Doosan Infracore Co. Ltd.*	420	2,064
Hyundai Engineering & Construction Co. Ltd.*	268	9,532
Hyundai Glovis Co. Ltd.	74	10,164
Hyundai Heavy Industries Holdings Co. Ltd.	200	8,002
Hyundai Marine & Fire Insurance Co. Ltd.*	225	4,790
Hyundai Mipo Dockyard Co. Ltd.*	84	4,855
Hyundai Mobis Co. Ltd.	259	51,044
Hyundai Motor Co.	564	90,913

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Hyundai Steel Co.	288	$9,483
Hyundai Wia Corp.*	65	3,720
Industrial Bank of Korea	1,022	8,816
Kakao Corp.*	1,105	79,844
KakaoBank Corp.*	557	19,091
Kangwon Land, Inc.*	408	8,554
KB Financial Group, Inc.	1,584	78,811
KCC Corp.	18	5,847
KEPCO Plant Service & Engineering Co. Ltd.*	71	1,927
Kia Corp.	1,051	73,546
Korea Aerospace Industries Ltd.*	265	7,924
Korea Electric Power Corp.*	979	16,865
Korea Gas Corp.*	107	3,131
Korea Investment Holdings Co. Ltd.*	139	8,439
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	165	11,078
Korea Zinc Co. Ltd.*	41	17,445
Korean Air Lines Co. Ltd.*	670	16,132
Krafton, Inc.*	115	26,391
KT&G Corp.	444	28,606
Kumho Petrochemical Co. Ltd.*	67	8,429
LG Chem Ltd.*	189	101,908
LG Corp.*	370	22,818
LG Display Co. Ltd.	911	15,312
LG Electronics, Inc.	438	47,951
LG Household & Health Care Ltd.	36	29,368
LG Innotek Co. Ltd.	57	17,124
LG Uplus Corp.	877	9,471
Lotte Chemical Corp.*	60	9,968
Lotte Chilsung Beverage Co. Ltd.*	21	2,543
Lotte Corp.*	108	2,392
LOTTE Fine Chemical Co. Ltd.*	72	4,153
Lotte Shopping Co. Ltd.*	46	3,065
LS Corp.*	71	2,972
Mando Corp.*	136	6,034
Medytox, Inc.*	16	1,548
Mirae Asset Securities Co. Ltd.	1,264	8,981
NAVER Corp.	550	144,660
NCSoft Corp.*	69	31,583
Netmarble Corp., 144A*	71	6,541
NH Investment & Securities Co. Ltd.*	553	5,262
NHN Corp.*	94	2,691
NongShim Co. Ltd.	11	2,963
OCI Co. Ltd.*	74	5,577
Orion Corp.*	90	7,301

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
Ottogi Corp.*	7	$2,539
Pan Ocean Co. Ltd.*	732	3,052
Paradise Co. Ltd.*	142	1,804
Pearl Abyss Corp.*	120	9,503
POSCO	263	58,550
POSCO Chemical Co. Ltd.	109	10,302
Posco International Corp.	206	3,545
S-1 Corp.	75	4,207
Samsung Biologics Co. Ltd., 144A*	55	33,737
Samsung C&T Corp.	340	30,914
Samsung Card Co. Ltd.	124	3,195
Samsung Electro-Mechanics Co. Ltd.	226	34,602
Samsung Electronics Co. Ltd.	19,334	1,202,551
Samsung Engineering Co. Ltd.*	643	11,743
Samsung Fire & Marine Insurance Co. Ltd.	134	22,300
Samsung Heavy Industries Co. Ltd.*	2,527	11,043
Samsung Life Insurance Co. Ltd.	240	12,133
Samsung SDI Co. Ltd.	216	107,178
Samsung SDS Co. Ltd.	132	15,525
Samsung Securities Co. Ltd.	260	8,709
Seegene, Inc.	120	5,421
Shin Poong Pharmaceutical Co. Ltd.*	140	2,775
Shinhan Financial Group Co. Ltd.	2,041	65,179
Shinsegae, Inc.	26	5,122
SillaJen, Inc.*^	138	—
SK Biopharmaceuticals Co. Ltd.*	89	5,702
SK Bioscience Co. Ltd.*	77	10,674
SK Chemicals Co. Ltd.*	48	5,115
SK Hynix, Inc.	2,114	220,995
SK IE Technology Co. Ltd., 144A*	105	10,393
SK Innovation Co. Ltd.*	220	40,651
SK Networks Co. Ltd.*	404	1,521
SK Square Co. Ltd.*	168	7,860
SK Telecom Co. Ltd.	261	12,331
SK, Inc.	154	28,125
SKC Co. Ltd.*	78	9,412
S-Oil Corp.	168	12,761
Solus Advanced Materials Co. Ltd.*	38	2,238
SSANGYONG C&E Co. Ltd.	309	1,971
Woori Financial Group, Inc.	2,232	27,266
Yuhan Corp.*	198	9,309
		3,601,732

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Spain 2.1%
Acciona SA	94	$16,401
ACS Actividades de Construccion y Servicios SA	906	22,947
Aena SME SA, 144A*	289	46,767
Amadeus IT Group SA*	1,749	120,072
Banco Bilbao Vizcaya Argentaria SA	27,333	174,630
Banco Santander SA	70,097	246,073
Bankinter SA	2,636	15,484
CaixaBank SA	17,922	57,719
Cellnex Telecom SA, 144A	2,501	113,992
Corp. ACCIONA Energias Renovables SA*	203	6,213
EDP Renovaveis SA	978	20,582
Enagas SA	1,014	21,942
Endesa SA	1,288	28,797
Ferrovial SA	1,956	54,334
Fluidra SA	436	13,879
Grifols SA	1,345	23,700
Iberdrola SA	24,637	282,614
Industria de Diseno Textil SA	4,317	130,514
Inmobiliaria Colonial Socimi SA, REIT	1,513	13,368
Mapfre SA	4,753	10,336
Merlin Properties Socimi SA, REIT	1,366	15,433
Naturgy Energy Group SA	1,207	38,174
Red Electrica Corp. SA	1,765	35,577
Repsol SA	5,283	67,098
Siemens Gamesa Renewable Energy SA*	912	19,817
Telefonica SA	20,931	97,525
		1,693,988
Sweden 3.1%
Alfa Laval AB	1,278	43,058
Assa Abloy AB (Class B Stock)	3,729	101,874
Atlas Copco AB (Class A Stock)	2,594	152,138
Atlas Copco AB (Class B Stock)	1,536	78,256
Beijer Ref AB	952	16,550
Boliden AB	1,113	44,914
Castellum AB	1,094	25,656
Electrolux AB (Class B Stock)	943	19,458
Elekta AB (Class B Stock)	1,380	14,096
Epiroc AB (Class A Stock)	2,535	53,856
Epiroc AB (Class B Stock)	1,535	27,689
EQT AB	1,148	44,729
Essity AB (Class B Stock)	2,483	69,857
Evolution AB, 144A	656	80,901
Fastighets AB Balder (Class B Stock)*	409	27,004

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Getinge AB (Class B Stock)	918	$35,781
H & M Hennes & Mauritz AB (Class B Stock)	3,599	71,365
Hexagon AB (Class B Stock)	7,679	103,120
Holmen AB (Class B Stock)	395	19,120
Husqvarna AB (Class A Stock)	182	2,536
Husqvarna AB (Class B Stock)	1,657	23,019
Industrivarden AB (Class A Stock)	937	29,470
Industrivarden AB (Class C Stock)	702	21,715
Indutrade AB	1,140	28,178
Investment AB Latour (Class B Stock)	587	18,174
Investor AB (Class A Stock)	2,159	48,948
Investor AB (Class B Stock)	7,445	161,065
Kinnevik AB (Class A Stock)*	63	1,986
Kinnevik AB (Class B Stock)*	974	28,937
L E Lundbergforetagen AB (Class B Stock)	284	14,475
Lifco AB (Class B Stock)	923	21,496
Lundin Energy AB	768	31,053
Nibe Industrier AB (Class B Stock)	4,862	45,941
Saab AB (Class B Stock)	380	8,995
Sagax AB (Class B Stock)	699	20,292
Sagax AB (Class D Stock)	658	2,230
Sandvik AB	4,429	115,959
Securitas AB (Class B Stock)	1,190	14,352
Sinch AB, 144A*	2,203	22,494
Skandinaviska Enskilda Banken AB (Class A Stock)	5,848	75,291
Skandinaviska Enskilda Banken AB (Class C Stock)	100	1,394
Skanska AB (Class B Stock)	1,456	35,569
SKF AB (Class B Stock)	1,561	34,259
Svenska Cellulosa AB SCA (Class A Stock)	138	2,388
Svenska Cellulosa AB SCA (Class B Stock)	2,415	41,925
Svenska Handelsbanken AB (Class A Stock)	6,037	64,158
Svenska Handelsbanken AB (Class B Stock)	188	2,273
Sweco AB (Class B Stock)	801	11,222
Swedbank AB (Class A Stock)	4,092	80,034
Swedish Match AB	6,290	48,523
Swedish Orphan Biovitrum AB*	717	14,084
Tele2 AB (Class B Stock)	2,058	29,868
Telefonaktiebolaget LM Ericsson (Class A Stock)	197	2,439
Telefonaktiebolaget LM Ericsson (Class B Stock)	12,354	153,392
Telia Co. AB	10,437	41,074
Trelleborg AB (Class B Stock)	987	24,723
Volvo AB (Class A Stock)	843	19,228
Volvo AB (Class B Stock)	6,200	139,475
		2,512,056

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland 8.3%
ABB Ltd.	6,891	$238,373
Adecco Group AG	624	29,729
Alcon, Inc.	1,887	145,352
Baloise Holding AG	173	30,287
Banque Cantonale Vaudoise	123	10,169
Barry Callebaut AG	15	34,502
BKW AG	77	9,195
Chocoladefabriken Lindt & Spruengli AG	8	92,706
Cie Financiere Richemont SA (Class A Stock)	2,100	304,702
Clariant AG*	936	19,821
Credit Suisse Group AG	9,753	92,391
DKSH Holding AG	138	11,047
EMS-Chemie Holding AG	34	34,331
Flughafen Zurich AG*	78	14,410
Geberit AG	144	97,962
Georg Fischer AG	17	24,792
Givaudan SA	38	157,353
Helvetia Holding AG	134	16,831
Holcim Ltd.*	2,257	122,081
Julius Baer Group Ltd.	899	58,628
Kuehne + Nagel International AG	202	57,149
Logitech International SA	603	50,308
Lonza Group AG	306	210,517
Medmix AG, 144A*	101	4,344
Nestle SA	11,290	1,457,079
Novartis AG	8,503	737,578
OC Oerlikon Corp. AG	769	7,447
Partners Group Holding AG	92	127,897
PSP Swiss Property AG	177	21,436
Roche Holding AG (TRQX)	2,854	1,106,029
Roche Holding AG (XSWX)	109	44,888
Schindler Holding AG	91	22,820
Schindler Holding AG (Part. Cert.)	166	41,580
SGS SA	26	74,065
SIG Combibloc Group AG*	1,366	31,693
Sika AG	584	204,134
Sonova Holding AG	216	76,897
Straumann Holding AG	42	69,559
Sulzer AG	31	2,967
Swatch Group AG (The) (XSWX)	117	34,168
Swatch Group AG (The) (TRQX)	183	10,239
Swiss Life Holding AG	133	85,486
Swiss Prime Site AG	308	30,428
Swisscom AG	110	62,849

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Tecan Group AG	52	$25,308
Temenos AG	249	29,823
UBS Group AG	13,317	246,704
VAT Group AG, 144A	105	42,830
Vifor Pharma AG	211	37,340
Zurich Insurance Group AG	611	292,060
		6,790,284
Taiwan 0.0%
FIT Hon Teng Ltd., 144A*	3,000	530
United Arab Emirates 0.0%
NMC Health PLC*^	372	—
United Kingdom 11.1%
3i Group PLC	3,912	72,731
abrdn PLC	8,737	28,548
Admiral Group PLC	912	38,521
Ashmore Group PLC	1,688	6,351
Ashtead Group PLC	1,837	130,831
Associated British Foods PLC	1,414	37,287
AstraZeneca PLC	6,369	740,163
Auto Trader Group PLC, 144A	3,843	34,714
AVEVA Group PLC	487	19,206
Aviva PLC	15,932	94,147
B&M European Value Retail SA	3,625	27,884
BAE Systems PLC	13,118	102,159
Barclays PLC	68,882	183,624
Barratt Developments PLC	4,115	33,978
Bellway PLC	506	19,401
Berkeley Group Holdings PLC	424	24,039
BP PLC	80,077	414,169
British American Tobacco PLC	9,394	402,046
British Land Co. PLC (The), REIT	3,760	28,016
BT Group PLC	30,611	81,459
Bunzl PLC	1,370	51,208
Burberry Group PLC	1,632	41,573
Centrica PLC*	23,904	23,508
CK Hutchison Holdings Ltd.	11,100	78,888
CNH Industrial NV	3,976	60,160
Compass Group PLC	7,319	166,174
ConvaTec Group PLC, 144A	6,154	14,596
Croda International PLC	545	58,458

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
DCC PLC	401	$33,603
Dechra Pharmaceuticals PLC	430	24,029
Deliveroo PLC (Class A Stock), 144A*	2,554	5,286
Derwent London PLC, REIT	388	17,792
Diageo PLC	9,434	474,754
Direct Line Insurance Group PLC	5,220	21,486
Dr. Martens PLC	2,240	9,213
DS Smith PLC	5,188	26,535
easyJet PLC*	1,455	12,327
Electrocomponents PLC	1,911	28,824
Entain PLC*	2,349	50,615
Experian PLC	3,757	155,786
GlaxoSmithKline PLC	20,340	449,492
Halma PLC	1,539	52,141
Hargreaves Lansdown PLC	1,538	27,866
Hiscox Ltd.	1,389	18,151
HomeServe PLC	1,140	11,715
Howden Joinery Group PLC	2,318	25,587
HSBC Holdings PLC	83,939	597,365
IMI PLC	1,032	23,068
Imperial Brands PLC	3,832	90,614
Informa PLC*	6,085	45,959
InterContinental Hotels Group PLC*	749	49,591
Intermediate Capital Group PLC	1,131	29,159
International Consolidated Airlines Group SA*	5,274	11,260
Intertek Group PLC	661	47,834
ITV PLC*	15,256	23,376
J Sainsbury PLC	7,058	27,706
JD Sports Fashion PLC	10,018	25,684
Johnson Matthey PLC	780	20,576
Just Eat Takeaway.com NV, 144A*	728	35,862
Kingfisher PLC	8,589	38,357
Land Securities Group PLC, REIT	2,897	31,081
Legal & General Group PLC	24,098	94,154
Lloyds Banking Group PLC	290,078	200,547
London Stock Exchange Group PLC	1,492	145,627
M&G PLC	10,569	30,878
Meggitt PLC*	3,002	30,533
Melrose Industries PLC	17,606	35,991
National Grid PLC	14,847	215,804
NatWest Group PLC	21,174	69,733
Next PLC	519	52,724
Ocado Group PLC*	1,993	40,514
Pearson PLC	3,067	25,538

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Pennon Group PLC	1,078	$15,885
Pepco Group NV, 144A*	448	4,325
Persimmon PLC	1,294	41,861
Phoenix Group Holdings PLC	2,854	25,590
Prudential PLC	11,245	189,324
Quilter PLC, 144A	6,446	11,997
Reckitt Benckiser Group PLC	2,607	211,539
RELX PLC	7,618	233,593
Renishaw PLC	142	8,875
Rentokil Initial PLC	7,547	52,808
Rightmove PLC	3,492	30,699
Rolls-Royce Holdings PLC*	34,045	53,036
Royal Mail PLC	3,764	22,615
Sage Group PLC (The)	4,299	41,906
Schroders PLC	454	20,836
Segro PLC, REIT	4,868	85,578
Severn Trent PLC	1,018	39,447
Smith & Nephew PLC	3,611	61,500
Smiths Group PLC	1,613	33,913
Spirax-Sarco Engineering PLC	298	53,484
SSE PLC	4,366	93,313
St. James’s Place PLC	2,176	44,806
Standard Chartered PLC	10,349	75,082
Tate & Lyle PLC	1,923	18,354
Taylor Wimpey PLC	14,714	30,227
Tesco PLC	31,418	126,036
THG PLC*	4,041	7,234
Travis Perkins PLC	926	18,750
Unilever PLC	10,519	537,795
United Utilities Group PLC	2,802	40,433
Vodafone Group PLC	112,780	197,408
Weir Group PLC (The)	1,053	24,689
Whitbread PLC*	821	33,852
Wise PLC (Class A Stock)*	1,851	14,919
WPP PLC	4,714	73,692
		9,073,977
United States 1.3%
Amcor PLC, CDI	6,319	76,188
Avast PLC, 144A	2,250	18,593
Block, Inc., CDI*	341	38,860
Ferguson PLC	911	143,077
James Hardie Industries PLC, CDI	1,793	60,429
JS Global Lifestyle Co. Ltd., 144A	2,500	4,003

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
QIAGEN NV*	900	$44,573
Samsonite International SA, 144A*	5,100	10,733
Schneider Electric SE	2,167	366,640
Sims Ltd.	685	7,001
Stellantis NV	8,307	162,001
Swiss Re AG	1,188	129,259
Tenaris SA	1,920	23,457
		1,084,814

Total Common Stocks (cost $59,768,780)		76,133,952
Exchange-Traded Fund 2.1%
United States
iShares MSCI EAFE ETF(a) (cost $1,382,539)	22,100	1,675,622
Preferred Stocks 0.7%
Germany 0.4%
Bayerische Motoren Werke AG (PRFC)	236	20,405
Fuchs Petrolub SE (PRFC)	260	11,253
Henkel AG & Co. KGaA (PRFC)	719	59,043
Porsche Automobil Holding SE (PRFC)	621	58,125
Sartorius AG (PRFC)	100	53,764
Volkswagen AG (PRFC)	753	157,097
		359,687
South Korea 0.3%
Amorepacific Corp. (PRFC)*	46	2,724
CJ CheilJedang Corp. (PRFC)*	14	1,770
Hanwha Corp. (PRFC)*	100	1,244
Hyundai Motor Co. (2nd PRFC)	135	10,913
Hyundai Motor Co. (PRFC)	88	6,877
LG Chem Ltd. (PRFC)*	30	7,588
LG Electronics, Inc. (PRFC)	64	3,312
LG Household & Health Care Ltd. (PRFC)	8	3,652
Mirae Asset Securities Co. Ltd. (2nd PRFC)	574	2,095
Samsung Electronics Co. Ltd. (PRFC)	3,373	190,094

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea (cont’d.)
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	15	$1,947
Samsung SDI Co. Ltd. (PRFC)	7	1,797
		234,013

Total Preferred Stocks (cost $421,337)		593,700

	Units
Rights* 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, expiring 02/03/22 (cost $485)	906	454

Total Long-Term Investments (cost $61,573,141)		78,403,728

Shares
Short-Term Investments 3.3%
Affiliated Mutual Fund 2.1%
PGIM Institutional Money Market Fund (cost $1,704,885; includes $1,704,850 of cash collateral for securities on loan)(b)(we)	1,706,079	1,704,885

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $274,983)	0.050%	03/17/22	275	274,989

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Fund 0.9%
Dreyfus Government Cash Management (Institutional Shares) (cost $730,813)	730,813	$730,813

Total Short-Term Investments (cost $2,710,681)		2,710,687

TOTAL INVESTMENTS 99.3% (cost $64,283,822)		81,114,415
Other assets in excess of liabilities(z) 0.7%		611,145

Net Assets 100.0%		$81,725,560

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ASX—Australian Securities Exchange
CAC40—French Stock Market Index
CDI—Chess Depository Interest
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
PART CERT—Participation Certificates
PRFC—Preference Shares
REITs—Real Estate Investment Trust
RSP—Savings Shares
SPI—Share Price Index
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
TRQX—Turquoise Stock Exchange
UTS—Unit Trust Security
XLON—London Stock Exchange
XSWX—SIX Swiss Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,668,807; cash collateral of $1,704,850 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

PGIM Quant Solutions International Developed Markets Index Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Mar. 2022	$121,401	$(7,372)
1	CAC40 10 Euro	Feb. 2022	78,602	(1,627)
6	Euro STOXX 50 Index	Mar. 2022	279,267	(3,447)
2	FTSE 100 Index	Mar. 2022	198,951	4,301
8	Mini MSCI EAFE Index	Mar. 2022	894,120	(23,410)
2	TOPIX Index	Mar. 2022	329,944	(10,432)
				$(41,987)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).